GuideMark(R) Opportunistic Fixed Income Fund
GuideMark® Opportunistic Fixed Income Fund
GPS FUNDS II
GuideMark® Opportunistic Fixed Income Fund

Institutional Shares

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2019

The date of this Supplement is October 10, 2019

The bar chart in the section entitled “SUMMARY SECTION – GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND - Performance” of the Fund’s prospectus is hereby deleted and replaced with the following:

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND – INSTITUTIONAL SHARES Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares as of June 30, 2019 was 4.11%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.12%
Worst Quarter:	Quarter ended September 30, 2015	-3.18%

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE